VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Payment Obligations Under the Bareboat Charter (Details) - Variable Interest Entity, Primary Beneficiary - Golar Eskimo - Eskimo SPV Agreement
$ in Thousands
Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
2018	$ 25,930
2019	25,798
2020	25,026
2021	23,919
2022	22,789
After 2022	$ 58,826